UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York            November 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        53

Form 13F Information Table Value Total:        $117,900
                                               (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5      COL 6   COL 7           COLUMN 8

                                                          VALUE     SHS OR  SH/ PUT/  INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT PRN CALL  DSCRTN  MGRS   SOLE    SHARED     NONE
3M CO                         COM              88579Y101      973    13,559 SH         SOLE   NONE    0        0         13,559
ALTRIA GROUP INC              COM              02209S103    3,335   124,400 SH         SOLE   NONE    0        0        124,400
AT&T INC                      COM              00206R102    3,925   137,631 SH         SOLE   NONE    0        0        137,631
BELO CORP                     COM SER A        080555105       63    12,800 SH         SOLE   NONE    0        0         12,800
BERKSHIRE HATHAWAY INC DEL    CL A             084670108      854         8 SH         SOLE   NONE    0        0              8
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702    3,325    46,800 SH         SOLE   NONE    0        0         46,800
BRIGGS & STRATTON CORP        COM              109043109      185    13,720 SH         SOLE   NONE    0        0         13,720
BRISTOL MYERS SQUIBB CO       COM              110122108      201     6,400 SH         SOLE   NONE    0        0          6,400
CARNIVAL CORP                 PAIRED CTF       143658300    2,096    69,180 SH         SOLE   NONE    0        0         69,180
CATERPILLAR INC DEL           COM              149123101    3,768    51,030 SH         SOLE   NONE    0        0         51,030
CENTRAL GOLDTRUST             TR UNIT          153546106      552     8,650 SH         SOLE   NONE    0        0          8,650
CHEVRON CORP NEW              COM              166764100    4,404    47,562 SH         SOLE   NONE    0        0         47,562
CHUBB CORP                    COM              171232101    4,818    80,314 SH         SOLE   NONE    0        0         80,314
CISCO SYS INC                 COM              17275R102      873    56,308 SH         SOLE   NONE    0        0         56,308
COCA COLA CO                  COM              191216100    1,477    21,857 SH         SOLE   NONE    0        0         21,857
COLGATE PALMOLIVE CO          COM              194162103      266     3,000 SH         SOLE   NONE    0        0          3,000
CONOCOPHILLIPS                COM              20825C104    1,205    19,033 SH         SOLE   NONE    0        0         19,033
COVIDIEN PLC                  SHS              G2554F113    3,688    83,637 SH         SOLE   NONE    0        0         83,637
DEERE & CO                    COM              244199105    3,955    61,250 SH         SOLE   NONE    0        0         61,250
DEVON ENERGY CORP NEW         COM              25179M103      776    14,000 SH         SOLE   NONE    0        0         14,000
DOVER CORP                    COM              260003108    2,595    55,696 SH         SOLE   NONE    0        0         55,696
EMERSON ELEC CO               COM              291011104      235     5,700 SH         SOLE   NONE    0        0          5,700
EXXON MOBIL CORP              COM              30231G102   11,276   155,254 SH         SOLE   NONE    0        0        155,254
GENERAL ELECTRIC CO           COM              369604103      907    59,616 SH         SOLE   NONE    0        0         59,616
INTERNATIONAL BUSINESS MACHS  COM              459200101    2,203    12,600 SH         SOLE   NONE    0        0         12,600
ISHARES TR                    MSCI EMERG MKT   464287234    1,765    50,300 SH         SOLE   NONE    0        0         50,300
ISHARES TR                    MSCI EAFE INDEX  464287465    1,992    41,685 SH         SOLE   NONE    0        0         41,685
JPMORGAN CHASE & CO           COM              46625H100    2,972    98,657 SH         SOLE   NONE    0        0         98,657
JOHNSON & JOHNSON             COM              478160104    3,842    60,324 SH         SOLE   NONE    0        0         60,324
KRAFT FOODS INC               CL A             50075N104    3,271    97,399 SH         SOLE   NONE    0        0         97,399
LOEWS CORP                    COM              540424108    3,749   108,517 SH         SOLE   NONE    0        0        108,517
MERCK & CO INC NEW            COM              58933Y105    1,427    43,651 SH         SOLE   NONE    0        0         43,651
MICROSOFT CORP                COM              594918104      674    27,060 SH         SOLE   NONE    0        0         27,060
MONSANTO CO NEW               COM              61166W101    2,882    48,000 SH         SOLE   NONE    0        0         48,000
NETLOGIC MICROSYSTEMS INC     COM              64118B100      305     6,334 SH         SOLE   NONE    0        0          6,334
NORFOLK SOUTHERN CORP         COM              655844108    3,479    57,020 SH         SOLE   NONE    0        0         57,020
NORTHERN TR CORP              COM              665859104      525    15,000 SH         SOLE   NONE    0        0         15,000
PEPSICO INC                   COM              713448108      709    11,460 SH         SOLE   NONE    0        0         11,460
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    1,075    47,900 SH         SOLE   NONE    0        0         47,900
PFIZER INC                    COM              717081103      680    38,455 SH         SOLE   NONE    0        0         38,455
PHILIP MORRIS INTL INC        COM              718172109    5,437    87,165 SH         SOLE   NONE    0        0         87,165
PROCTER & GAMBLE CO           COM              742718109    5,445    86,187 SH         SOLE   NONE    0        0         86,187
QUALCOMM INC                  COM              747525103      472     9,700 SH         SOLE   NONE    0        0          9,700
ROYAL DUTCH SHELL PLC         SPONS ADR A      780259206    2,559    41,600 SH         SOLE   NONE    0        0         41,600
SALESFORCE COM INC            COM              79466L302      509     4,458 SH         SOLE   NONE    0        0          4,458
SCHLUMBERGER LTD              COM              806857108    3,344    55,984 SH         SOLE   NONE    0        0         55,984
SIGMA ALDRICH CORP            COM              826552101    6,853   110,910 SH         SOLE   NONE    0        0        110,910
SPDR GOLD TRUST               GOLD SHS         78463V107    1,802    11,400 SH         SOLE   NONE    0        0         11,400
SPROTT PHYSICAL GOLD TRUST    UNIT             85207H104      341    24,275 SH         SOLE   NONE    0        0         24,275
TYCO INTERNATIONAL LTD        SHS              H89128104    2,368    58,112 SH         SOLE   NONE    0        0         58,112
VERIZON COMMUNICATIONS INC    COM              92343V104      632    17,166 SH         SOLE   NONE    0        0         17,166
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209      426    16,583 SH         SOLE   NONE    0        0         16,583
WELLS FARGO & CO NEW          COM              949746101      407    16,894 SH         SOLE   NONE    0        0         16,894

                                                          117,900
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